COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Note 6: Commitments and Contingencies
Operating Lease
The Company leases office space in Centennial, Colorado under a noncancelable operating lease agreement. The Company leases and occupies approximately 27,900 square feet of office space, which expires in December 2024. In recognition of the ROU asset and the related lease liability, the options to extend the lease term have not been included as the Company is not reasonably certain that it will exercise any such option.
In recognition of the
right-of-use
assets and the related lease liability, the option to extend the lease term has not been included as the Company is not reasonably certain that it will exercise any such option. At September 30, 2022, the weighted-average remaining lease term in years is 2.3 years and the weighted-average discount rate used is 5.5%.
During the three and nine months ended September 30, 2022, the Company recognized the following lease costs arising from the lease transaction:

	Three Months Ended September 30, 2022	Nine Months Ended September 30, 2022
Operating lease cost	$85,036	$255,109
The Company recognized the following cash flow transactions arising from the lease transaction:

	Three Months Ended September 30, 2022	Nine Months Ended September 30, 2022
Cash paid for amounts included in the measurement of lease liability	$90,331	$270,993
Right-of-use assets obtained in exchange for new operating lease liability	$—	$934,584
At September 30, 2022, the future payments and interest expense for the operating lease is as follows:

Years Ending December 31,	Future Payments
The remainder of 2022	$90,331
2023	372,214
2024	383,383

Total undiscounted cash flows	$845,927
Less: imputed interest	(48,820)

Present value of lease liabilities	$797,107

The rent expense for operating leases for the three and nine months ended September 30, 2021 using the accounting guidance in effect at that time was $90,429 and $271,286, respectively.
At December 31, 2021, the future minimum payments for the operating leases were as follows:

Years Ending December 31,	Future Minimum Payments
2022	$361,324
2023	372,214
2024	383,383

Total	$1,116,921

Legal Proceedings
In the normal course of business, the Company may become involved in legal proceedings. The Company will accrue a liability for legal proceedings when it is probable that a liability has been incurred and the amount can be reasonably estimated. Significant judgment is required to determine both probability and the estimated amount. When only a range of possible loss can be established, the most probable amount in the range is accrued. If no amount within this range is a better estimate than any other amount within the range, the minimum amount in the range is accrued. At September 30, 2022 and December 31, 2021, the Company was not involved in any material legal proceedings.
Purchase Commitments
At September 30, 2022, the Company had $573,161 in outstanding firm purchase commitments to acquire inventory and research and development parts from suppliers for the Company’s ongoing operations.

Note 5: Lease Commitments

The Company leases office facilities under noncancellable operating leases that expire in various years through June 2023 and requires the Company to pay certain executory costs (property taxes, maintenance and insurance). The leases have monthly base rental payments ranging from $7,147 to $15,098. Certain leases call for an annual increase in the monthly base rental payment.
In September 2019, the Company renegotiated these leases into a single lease that has monthly base rental payments ranging from $28,388 to $31,949 and expires on December 31, 2024. The Company is recognizing rent expense on a straight-line basis for this lease with increasing monthly base rental payments and a deferred rent liability is included in the balance sheets (Note 1).
Total rent under these operating agreements, which includes base rent and common area maintenance costs, totaled $428,003 and $461,182 for the years ended December 31, 2021 and 2020, respectively.
Future minimum lease payments under operating leases are as follows:

Years Ending December 31,	Amount
2022	$361,324
2023	372,214
2024	383,383

Total	$1,116,921

Tailwind Acquisition Corp [Member]
COMMITMENTS AND CONTINGENCIES
NOTE 6. COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or ability to successfully complete a business combination, the specific impact is not readily determinable as of the date of these condensed consolidated financial statements. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these condensed consolidated financial statements. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these condensed consolidated financial statements.
On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.
Any redemption or other repurchase that occurs after December 31, 2022, in connection with a Business Combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a Business Combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the Business Combination, extension or otherwise, (ii) the structure of a Business Combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a Business Combination (or otherwise issued not in connection with a Business Combination but issued within the same taxable year of a Business Combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a Business Combination and in the Company’s ability to complete a Business Combination.
Registration and Stockholder Rights
Pursuant to a registration and stockholder rights agreement entered into on September 9, 2020, the holders of the Founder Shares, Private Placement Warrants, and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to shares of Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration and stockholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up
period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriter a
45-day
option from the date of the Initial Public Offering to purchase up to 4,500,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. The underwriter’s elected to partially exercise the over-allotment option to purchase an additional 3,421,570 Units. The remaining 1,078,430 Units expired unexercised on October 24, 2020.
The underwriter is entitled to a deferred fee of $0.35 per Unit, or $11,697,550 in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
On August 3, 2022, the Company and underwriter executed a waiver letter confirming the underwriter’s resignation and waiver of its entitlement to the payment of deferred fee under the terms of the underwriting agreement solely with respect to the proposed Business Combination between the Company and Nuburu Inc. (the “Proposed Business Combination”). This results in a gain contingency, as such the gain will be recognized once the contingency is resolved and the business combination with Nuburu is closed.
The Proposed Business Combination
On August 5, 2022, the Company (hereinafter referred to as Tailwind in this Note 6) entered into a business combination agreement (the “Business Combination Agreement”) with Merger Sub and Nuburu, Inc., a Delaware corporation (“Nuburu”) (the “Proposed Business Combination”). Capitalized terms used but not otherwise defined in this Note 6 will have the meanings given to them in the Business Combination Agreement, a copy of which was filed as Exhibit 2.1 to the Current Report on Form
8-K
filed by Tailwind on August 8, 2022.
The Merger
Pursuant to the terms of the Business Combination Agreement, Tailwind will acquire Nuburu through the merger of Merger Sub with and into Nuburu, with Nuburu surviving the merger (the “Surviving Corporation”) as a wholly owned subsidiary of Tailwind (the “Merger”). In connection with the Merger, Tailwind will be renamed “Nuburu, Inc.” (the “Post-Combination Company”) and Nuburu will be renamed to “Nuburu Subsidiary, Inc.”
At the effective time of the Merger (the “Effective Time”):

•
Each share of Nuburu preferred stock, par value $0.0001 per share, including Series A Preferred Stock,
Series A-1
Preferred Stock, Series B Preferred Stock,
Series B-1
Preferred Stock, and Series C Preferred Stock (“Nuburu Preferred Stock”), issued and outstanding immediately prior to the Effective Time shall be canceled and converted into the right to receive the number of shares of common stock, par value $0.0001 per share, of Tailwind (“New SPAC Common Stock”) equal to the greater of (A) the quotient obtained from (x) the applicable Preferred Stock Liquidation Preference of such share of Nuburu Preferred Stock divided by (y) $10.00 (such shares of Nuburu Preferred Stock receiving a number of shares of New SPAC Common Stock, “Unconverted Preferred Stock”), and (B) the product of (x) the number of shares of Nuburu Common Stock (as defined below) that such share of Nuburu Preferred Stock would be entitled to convert into as of immediately prior to the Effective Time in accordance with Nuburu’s Certificate of Incorporation, multiplied by (y) the Common Stock Exchange Ratio.

•
Each share of Nuburu common stock, par value $0.0001 per share (“Nuburu Common Stock”) issued and outstanding shall be canceled and converted into the right to receive the number of shares of New SPAC Common Stock equal to the Common Stock Exchange Ratio.

•
Each outstanding option to purchase shares of Nuburu Common Stock (each such option, a “Nuburu Option”), whether vested or unvested, will be converted into an option to purchase a number of shares of New SPAC Common Stock (such option, an “Exchanged Option”) equal to the product (rounded down to the nearest whole number) of (x) the number of shares of Nuburu Common Stock subject to such Nuburu Option immediately prior to the Effective Time and (y) the Common Stock Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to the quotient of (A) the exercise price per share of such Nuburu Option immediately prior to the Effective Time divided by (B) the Common Stock Exchange Ratio. Except as specifically provided above, following the Effective Time, each Exchanged Option will continue to be governed by the same terms and conditions, including vesting and exercisability terms, as were applicable to the corresponding former Nuburu Option immediately prior to the Effective Time.

•
Each outstanding restricted stock unit granted by Nuburu (each a “Nuburu RSU”) will be converted into a restricted stock unit of New SPAC Common Stock (such option, an “Exchanged RSU”) equal to the product (rounded down to the nearest whole number) of (x) the number of shares subject to a Nuburu RSU immediately prior to the Effective Time and (y) the Common Stock Exchange Ratio. Except as specifically provided above, following the Effective Time, each Exchanged RSU will continue to be governed by the same terms and conditions as were applicable to the corresponding former Nuburu RSU immediately prior to the Effective Time.

•
Each outstanding warrant to purchase shares of Nuburu Common Stock will be treated in accordance with its terms, as may be amended prior to the Closing, with any amendments subject to Tailwind’s prior written consent, not to be unreasonably withheld, conditioned, or delayed.

•
Each outstanding convertible promissory note issued by Nuburu (each a “Convertible Note”) will be canceled and converted into (A) shares of Nuburu Common Stock in accordance with the terms of such Convertible Note as of immediately prior to the Effective Time, which shares shall then be outstanding as of immediately prior to the Effective Time and subsequently converted into New SPAC Common Stock (and with such shares being entitled to participate in the Preferred Stock Issuance).

The “Common Stock Exchange Ratio” means the quotient obtained by dividing (x) the Aggregate Common Stock Merger Consideration by (y) the number of Fully-Diluted Company Shares. The “Aggregate Common Stock Merger Consideration” means a number of shares of New SPAC Common Stock equal to (a) 35,000,000 less (b) the aggregate number of New SPAC Common Stock issuable in respect of Unconverted Preferred Stock pursuant to Section 3.01(a)(i) of the Business Combination Agreement. “Fully-Diluted Company Shares” means an amount equal to, without duplication, (i) the aggregate number of shares of Company Capital Stock that are issued and outstanding as of immediately prior to the Effective Time on a fully-diluted, as converted-to
Company Common Stock basis, plus (ii) the aggregate number of shares of Company Common Stock issuable upon the full exercise, exchange or conversion of Company Warrants, Company Options, Company RSUs and Company Notes that are outstanding as of immediately prior to the Effective Time; provided, however, that “Fully-Diluted Shares” shall exclude (A) all Unconverted Preferred Stock and (B) certain equity set forth in the schedules to the Business Combination Agreement.
Preferred Stock Issuance
Prior to the Closing, Tailwind shall declare an issuance of shares of New SPAC Series A Preferred Stock to the holders of record of New SPAC Common Stock as of as of the close of business on the Closing Date (other than (a) stockholders of Nuburu who have waived its entire right, title and interest in, to or under, any participation in the Preferred Stock Issuance by executing the Written Consent (which, for clarity, excludes shares of New SPAC Common Stock to be received as a result of the conversion of any Company Note) and (b) the Sponsor, who shall have waived right, title and interest in, to or under, a portion of the Preferred Stock Issuance as further described in the Sponsor Support Agreement (as defined below)), with one share of New SPAC Series A Preferred Stock to be issued in respect of each such share of New SPAC Common Stock. For clarity, any stockholder of the Company that has elected to redeem their shares in connection with the Proposed Business Combination shall not participate in the Preferred Stock Issuance with respect to the shares it has so redeemed, as such holder will not be a record holder of New SPAC Common Stock with respect to such shares as of the close of business on the Closing Date. The terms of the New SPAC Series A Preferred Stock are set forth in a Certificate of Designations to be filed in connection with the Closing. The issuance will be conditioned upon the occurrence of the Effective Time and occur as of the close of business on the Closing Date.
The Business Combination Agreement contains customary representations, warranties and covenants by the parties thereto as further described in the Business Combination Agreement.
Mutual Conditions
Under the terms of the Business Combination Agreement, the obligations of Nuburu, Tailwind and Merger Sub to consummate the Proposed Business Combination, including the Merger, are subject to the satisfaction or waiver (where permissible) at or prior to the Closing of the following conditions: (i) the Written Consent of the stockholders of Nuburu shall have been delivered to Tailwind; (ii) the SPAC Proposals shall have been approved and adopted by the requisite affirmative vote of the stockholders of Tailwind in accordance with the SPAC Organizational Documents and Law; (iii) no Governmental Authority shall have enacted, issued, promulgated, enforced or entered any Law, rule, regulation, judgment, decree, executive order or award which is then in effect and has the effect of making the Proposed Business Combination, including the Merger, illegal or otherwise prohibiting consummation of the Proposed Business Combination; (iv) the Registration Statement shall have been declared effective under the Securities Act, no stop order suspending the effectiveness of the Registration Statement shall be in effect, and no proceedings for purposes of suspending the effectiveness of the Registration
Statement shall have been initiated or threatened by the SEC; and (v) Tailwind shall have at least $5,000,001 of net tangible assets (as determined in accordance with
Rule 3a51-1(g)(1)
of the Exchange Act).
Tailwind Conditions to Closing
Additionally, under the terms of the Business Combination Agreement, the obligations of Tailwind and Merger Sub to consummate the Proposed Business Combination, including the Merger, are subject to the satisfaction or waiver (where permissible) at or prior to the Closing of, among other customary closing conditions, no Company Material Adverse Effect having occurred between the date of the Business Combination Agreement and the Closing Date.
Nuburu Conditions to Closing
Additionally, under the terms of the Business Combination Agreement, the obligations of Nuburu to consummate the Proposed Business Combination, including the Merger, are subject to the satisfaction or waiver (where permissible) at or prior to the Closing of, among other customary closing conditions, no SPAC Material Adverse Effect having occurred between the date of the Business Combination Agreement and the Closing Date.
Termination
The Business Combination Agreement allows the parties to terminate the agreement upon the occurrence of certain conditions, including if the Effective Time has not occurred by March 9, 2023 (the “Outside Date”). Additionally, the Business Combination Agreement may be terminated (i) by Tailwind if Nuburu’s board of directors, prior to obtaining the Written Consent, makes a Company Adverse Recommendation Change; (ii) by Tailwind if Nuburu fails to deliver the Written Consent within two Business Days after the Registration Statement becomes effective; (iii) by Tailwind within 30 days, based on its due diligence review of Nuburu, (iv) by Tailwind or Nuburu for a period of 10 business days, such period commencing on the date that is 45 days following a Lincoln Park Diligence Termination (as defined below), provided the parties do not obtain adequate alternative financing and (v) by Nuburu prior to the receipt of the Company Stockholder Approval, if Nuburu’s board of directors authorizes Nuburu to enter into a definitive agreement with respect to a unsolicited superior Company Acquisition Proposal and Nuburu enters into such definitive agreement with respect to such proposal. In the event that the Business Combination Agreement is terminated by Nuburu pursuant to an authorization of Nuburu’s board of directors to enter into a definitive agreement with respect to an unsolicited superior Company Acquisition Proposal (other than another SPAC Acquisition Proposal), Nuburu must pay Tailwind a termination fee of $15 million within two Business Days of such termination.
For additional information, refer to Tailwind’s Current Report on Form
8-K,
as filed with the SEC on August 8, 2022.

NOTE 6. COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or ability to successfully complete a business combination, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration and Stockholder Rights
Pursuant to a registration and stockholder rights agreement entered into on September 9, 2020, the holders of the Founder Shares, Private Placement Warrants, and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to shares of Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration and stockholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up
period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriter a
45-day
option from the date of the Initial Public Offering to purchase up to 4,500,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. The underwriter’s elected to partially exercise the over-allotment option to purchase an additional 3,421,570 Units. The remaining 1,078,430 Units expired unexercised on October 24, 2020.
The underwriter is entitled to a deferred fee of $0.35 per Unit, or $11,697,550 in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Termination of Proposed QOMPLX Business Combination
On March 1, 2021, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”), by and among the Company, Merger Sub, QOMPLX, Inc. (“QOMPLX”) and Rationem, LLC a Delaware limited liability company, in its capacity as the representative of the stockholders of QOMPLX (the “QOMPLX Stockholder Representative”) (such transactions, the “QOMPLX Business Combination”). On August 17, 2021, the Company and QOMPLX entered into a Termination Agreement, pursuant to which they terminated the Business Combination Agreement in a mutual decision not to pursue the QOMPLX Business Combination. On August 23, 2021, the Company withdrew the registration statement on Form
S-4
initially filed with the U.S. Securities and Exchange Commission on March 25, 2021 (the “Registration Statement”).